Annual Fund Operating Expenses - First Eagle High Yield Municipal Completion Fund - First Eagle High Yield Municipal Completion Fund	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Remainder of Other Expenses	0.00%	[2]
Acquired Fund Fees and Expenses	0.36%	[2],[3]
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.36%

[1]	The Fund does not pay management fees to First Eagle Investment Management, LLC (the “Adviser”) under the Investment Advisory Contract between First Eagle Completion Fund Trust (the “Trust”) and the Adviser with respect to the Fund (the “Advisory Agreement”). However, you will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management LLC or your investment adviser. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.
[2]	“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
[3]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[4]	Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund’s expenses included as “Other Expenses” of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). This obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement.